Note 9 - Commitments and Contingencies (Detail) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
2012	$ 8,572
2013	6,019
2014	4,498
2015	3,410
2016	2,275
Thereafter	2,510
Total	$ 27,284